Fair Value Measurement (Tables)	6 Months Ended
Jun. 30, 2021
Disclosure of significant unobservable inputs used in fair value measurement of equity [text block] [Abstract]
Schedule of unobservable inputs for the asset or liability
At June 30, 2021:	Level 3
Warrants	(330)
SAFE	(9,370)
Convertible loan	(4,582)
Total	(14,282)

At December 31, 2020:	Level 3
Warrants	(219)
SAFE	(1,273)
Total	(1,492)

Schedule of level 3 assets and liabilities during the current and previous financial year
	Warrants	SAFE	Convertible loan
Balance at December,31 2020	219	1,273	-
Gains (losses) recognized in profit or loss	111	4,005	1,492
Gains (losses) recognized in other comprehensive loss	-	(20)	37
Additions	-	4,112	3,053
Balance at June,30 2021	330	9,370	4,582